CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the year	$ (5,771,550)	$ (4,875,261)
Items not affecting cash:
Depreciation	3,971	5,179
Impairment	642,283	76,387
Interest income	(335,164)	(41,571)
Share-based compensation	2,544,834	2,451,021
Changes in non-cash working capital items:
Amounts receivable	(55,052)	(9,453)
Taxes receivable	(2,368,251)	(1,083,189)
Prepaids and deposits	(257,377)	(11,987)
Accounts payable and accrued liabilities	266,882	60,431
Net cash used in operating activities	(5,329,424)	(3,428,443)
CASH FLOWS FROM INVESTING ACTIVITIES
Interest received	288,278	48,955
Exploration and evaluation assets	(17,010,194)	(9,023,908)
Option payment received	126,007
Purchase of property and equipment	(360,579)	(943,259)
Sale of short-term investments		4,000,000
Net cash used in investing activities	(16,956,488)	(5,918,212)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital stock issued	57,674,819	11,299,465
Capital stock issuance costs	(1,491,489)	(765,203)
Net cash provided by financing activities	56,183,330	10,534,262
Change in cash and cash equivalents, during the year	33,897,418	1,187,607
Cash and cash equivalents, beginning of the year	10,116,324	8,928,717
Cash and cash equivalents, end of the year	$ 44,013,742	$ 10,116,324